            As filed with the Securities and Exchange Commission on

                               February 12, 1998

                                                 '33 Act File No. 33-66786

                                                 '40 Act File No. 811-7924
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1993    [ ]

                 Pre-Effective Amendment No.  _______           [ ]

                 Post-Effective Amendment No.    9              [X]
                                              -------

     REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940    [ ]

                     Amendment No.    11                        [X]
                                   --------

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         LINCOLN BENEFIT LIFE COMPANY
                                   Depositor

                             206 South 13th Street
                           Lincoln, Nebraska  68508
                                    _______

                                  JOHN MORRIS
                         Lincoln Benefit Life Company
                             206 South 13th Street
                            Lincoln, Nebraska 68508

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

        It is proposed that this filing will become effective:
          x    immediately upon filing pursuant to paragraph (b) of Rule 485
        -----
        _____  on May 1, 1997 pursuant to paragraph (b) of Rule 485
        _____  60 days after filing pursuant to paragraph (a) of Rule 485
        _____  on May 1, 1997 pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. A 24f-2 notice for the fiscal year ending December 31, 1996 was filed on February 26, 1997.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                             CROSS REFERENCE SHEET


Item Number in Form N-4                         Caption
-----------------------                         -------

                                     Part A - Prospectus
                                     -------------------

 1.    Cover Page...........................   Cover Page

 2.    Definitions..........................   Definitions

 3.    Synopsis.............................   Questions & Answers About the Contract

 4.    Condensed Financial Information......   Condensed Financial Information

 5.    General Description of Registrant,
       Depositor & Portfolio Companies......   Description of Lincoln Benefit Life
                                               Company & the Separate Account;
                                               Separate Account Investments

 6.    Deductions...........................   Contract Charges

 7.    General Description of Variable......   Description of the Contracts; Annuity
                                               Period; Purchases, Withdrawals &
                                               Contract Value; Administration

 8.    Annuity Period.......................   Annuity Period

 9.    Death Benefit .......................   Description of the Contracts; Annuity Period


10.    Purchases & Contract Value...........   Purchases, Withdrawals & Contract
                                               Value

11.    Redemptions..........................   Questions & Answers About the
                                               Contract; Purchases, Withdrawals &
                                               Contract Value

12.    Taxes................................   Taxes

13.    Legal Proceedings....................   Legal Proceedings

14.    Table of Contents of the Statement
       of Additional Information............   Additional Information about the
                                               Separate Account


                 Part B - Statement of Additional Information
                 --------------------------------------------

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with ("P") are made by reference to the captions in the Prospectus:


Item Number in Form N-4                       Caption
-----------------------                       -------

15.    Cover Page...........................  Cover Page

16.    Table of Contents....................  Table of Contents

17.    General Information & History........  Description of Lincoln Benefit Life
                                              Company & the Separate Account(P);
                                              Separate Account Investments(P)

18.    Services.............................  Contract Charges(P); Custodian(P);
                                              Financial Statements

19.    Purchase of Securities Being Offered.  Purchases, Withdrawals & Contract
                                              Value(P); Contract Charges(P)

20.    Underwriters.........................  Distribution of Contracts(P)

21.    Calculation of Performance Data......  Separate Account Performance

22.    Annuity Payments.....................  The Contract

23.    Financial Statements.................  Financial Statements

                                    Part C
                                    ------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 PARTS A AND B
                                 -------------

Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in parts A and B of this Registration Statement (Files No. 33-66786 and 811-7924) are incorporated herein by reference to the Prospectus dated May 1, 1997, as filed in electronic format via EDGAR with the Securities and Exchange Commission on April 30, 1997. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or Post-Effective Amendment No. 8 to the Registration Statement, except to the extent provided herein.

                SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1997
                        OF LINCOLN BENEFIT LIFE COMPANY
                           VARIABLE ANNUITY ACCOUNT


LINCOLN BENEFIT LIFE COMPANY HAS ADDED CERTAIN SUB-ACCOUNTS DESCRIBED BELOW TO YOUR CONTRACT. THE FOLLOWING INFORMATION IS ADDED TO YOUR PROSPECTUS FOR THE LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT:



ON PAGE 4, UNDER QUESTION #2 -- "IN WHICH MUTUAL FUNDS DOES THE SEPARATE ACCOUNT INVEST?" THE FOLLOWING ADDITIONAL PORTFOLIOS ARE AVAILABLE:

     Fund                          Portfolio(s)
     ----                          ------------
     Alger American         Small Capitalization Portfolio
                                   MidCap Growth Portfolio
                                   American Growth Portfolio
                                   Leveraged AllCap Portfolio
                                   Income and Growth Portfolio

     Fidelity's Variable           Index 500 Portfolio
      Insurance Products
      Fund II


UNDER "PORTFOLIO COMPANY ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)" ON PAGE 6, THE FOLLOWING EXPENSE INFORMATION IS ADDED:


                               Alger Income     Alger Small     Alger   Alger MidCap   Alger Leveraged
Alger American Series:          and Growth    Capitalization   Growth      Growth           Allcap
                               -------------  ---------------  -------  -------------  ----------------
 Management:                       0.625%         0.850%        0.750%      0.800%           0.850%
 Other:                            0.185%         0.030%        0.040%      0.040%           0.040%
 Total:                            0.810%         0.880%        0.790%      0.840%           0.890%

Fidelity's Variable Ins.         Fidelity
Products Fund II:                Index 500
                               ------------
 Management:                       0.130%
 Other:                            0.150%
 Total:                            0.280%

UNDER "EXAMPLES" ON PAGE 7.  THE FOLLOWING INFORMATION IS ADDED TO THE EXAMPLE
TITLED:

"If you surrender your contract at the end of the period you would pay the following expenses on a $1,000 investment in each indicated Subaccount assuming 5% annual return on assets:"

                 Alger Income        Alger Small       Alger        Alger MidCap        Alger Leveraged
                 and Growth        Capitalization      Growth          Growth               AllCap
                 ------------      --------------      ------          ------               ------
1 year               $ 88               $ 89            $ 88           $ 89                   $ 89
3 years              $131               $133            $131           $132                   $134
5 years              $163               $167            $162           $182                   $168
10 years             $264               $272            $262           $267                   $273

                   Fidelity
                  Index 500
                  ---------
1 year               $ 83
3 years              $116
5 years              $136
10 years             $209

THE FOLLOWING INFORMATION IS ADDED TO THE EXAMPLE TITLED:

"If you annuitize* at the end of the period you would pay the following expenses on a $1,000 investment in each indicated Subaccount assuming 5% annual return on assets:"

                 Alger Income        Alger Small       Alger        Alger MidCap        Alger Leveraged
                 and Growth        Capitalization      Growth          Growth               AllCap
                 ------------      --------------      ------          ------               ------
1 year               $ 23               $ 24            $ 23            $ 24                 $ 24
3 years              $ 72               $ 74            $ 72            $ 73                 $ 75
5 years              $150               $127            $122            $125                 $128
10 years             $264               $272            $262            $267                 $273

                 Fidelity
                 Index 500
                 ---------
1 year             $ 18
3 years            $ 56
5 years            $ 96
10 years           $209

THE FOLLOWING INFORMATION IS ADDED TO THE EXAMPLE TITLED:

"If you do not surrender your contract you would pay the following expenses on a $1,000 investment in each indicated Subaccount assuming 5% annual return on assets:"

                 Alger Income        Alger Small       Alger        Alger MidCap        Alger Leveraged
                 and Growth        Capitalization      Growth          Growth               AllCap
                 ------------      --------------      ------          ------               ------

1 year                 $ 23            $ 24            $ 23                $ 24              $ 24
3 years                $ 72            $ 74            $ 72                $ 73              $ 75
5 years                $150            $127            $122                $125              $128
10 years               $264            $272            $262                $267              $273

                 Fidelity
                 Index 500
                 ---------
1 year             $ 18
3 years            $ 56
5 years            $ 96
10 years           $209

UNDER "SEPARATE ACCOUNT INVESTMENTS" ON PAGE 10, THE FOLLOWING TEXT IS ADDED:


Alger American Fund (Investment Advisor:  Fred Alger Management, Inc.)
-------------------

The Alger American Income and Growth Portfolio seeks primarily to provide a high level of dividend income. Capital appreciation is a secondary objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities.

Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Alger American Growth Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that have total market capitalization of less than $1 billion.

Alger American MidCap Growth Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that have total market capitalization within the range of companies included in the S&P MidCap 400 Index.

Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities.


THE FOLLOWING TEXT IS ADDED ON PAGE 11:

Fidelity's Variable Insurance Products Fund II
----------------------------------------------

Index 500 Portfolio seeks long-term capital growth through the purchase of a portfolio that broadly represents the U.S. stock market, as measured by the S&P
500. By investing to match the return of the S&P 500, the portfolio seeks to keep expenses low. The portfolio does not expect to achieve potentially greater results than could be obtained by a fund that aggressively seeks growth.

ON PAGE 7 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE FOLLOWING PARAGRAPH
(h) UNDER QUALIFIED PLANS IS ADDED.


(h)  Roth Individual Retirement Annuities
     ------------------------------------

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.


ON PAGE 13 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE FOLLOWING PARAGRAPH IS ADDED:

With respect to the financial statements of Lincoln Benefit Life and the Separate Account: (1) the financial statements included in the Statement of Additional Information, dated May 1, 1997, for Lincoln Benefit Life and the Separate Account are the most recent available as of the date of this Supplement; (2) the most current financial statements of Lincoln Benefit Life and the Separate Account are those as of fiscal year-end 1996; (3) Lincoln Benefit Life and the Separate Account do not prepare financial statements more often than annually; (4) Lincoln Benefit Life believes that any incremental benefit to prospective contract holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred; and (5) there have been no adverse changes in the financial condition or operations of Lincoln Benefit Life and the Separate Account between fiscal year-end 1996 and the date of the Prospectus Supplement.

PART C
------


                               OTHER INFORMATION
                               -----------------



Item 24. Financial Statements and Exhibits
------------------------------------------

(a)  Financial Statements
     --------------------


     The following financial statements are included in Part A of the Registration Statement:
          None.

     The following financial statements are included in Part B of the Registration Statement:

          The financial statements of the Separate Account as of December 31, 1996 and for the years ended December 31, 1996 and 1995 and the financial statements (prepared on a GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996.

          For purposes of this Post-Effective Amendment No. 9, Lincoln Benefit Life and the Separate Account applied for and received a waiver to the requirements for interim financial statements set forth under Rule 3-12(b) of Regulation S-X promulgated under the 1933 Act.

     The following financial statements are included in Part C of the Registration Statement:

        None.

(b)  Exhibits
     --------
     (1)  Resolution Establishing Separate Account................  *
     (2)  Custody Agreements......................................  Not Applicable
     (3)  (a)  Form of Underwriting Agreement.....................  *
          (b)  Form of Selling Agreement..........................  *
     (4)  Variable Annuity Contract...............................  *
     (5)  Application for Contract................................  Herewith
     (6)  Depositor - Corporate Documents
          (a)  Articles of Incorporation..........................  *
          (b)  By-Laws............................................  *
     (7)  Reinsurance Contract....................................  *
     (8)  Forms of Fund Participation Agreement:
          (a)  Janus Aspen Series.................................  *
          (b)  Variable Insurance Products Fund...................  *
          (c)  Variable Insurance Products Fund II................  *
          (d)  IAI Retirement Funds, Inc..........................  *
          (e)  Federated Insurance Fund Management Series.........  *
          (f)  Scudder Variable Life Investment Fund..............  *
          (g)  Alger American Funds...............................  Herewith
     (9)  Opinion of Counsel......................................  *
     (10) Consent of Independent Accountant.......................  *

     (11)  Financial Statements Omitted from Item 23..................  Not Applicable
     (12)  Initial Capitalization Agreement...........................  *
     (13)  Performance Computations...................................  *
     (27)  Financial Data Schedules...................................  *

*    Previously Filed

Item 25. Directors and Officers of the Depositor
------------------------------------------------
    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 206 South 13th Street, Lincoln, Nebraska 68508.

    Name                      Position/Office with Depositor
    ----                      ------------------------------
    Louis G. Lower, III       Chairman of the Board of Directors and
                                 Chief Executive Officer
    Peter H. Heckman          Vice Chairman of the Board of Directors
    B. Eugene Wraith          Director, President and Chief Operating Officer
    Douglas F. Gaer           Director, Executive Vice President
    Janet P. Anderbery        Vice President and Controller
    William F. Krueger        Director and Senior Vice President
    Roger J. Lovretich        Director and Senior Vice President
    John J. Morris            Director, Senior Vice President and Secretary
    Robert E. Rich            Director, Executive Vice President
    Kevin Slawin              Director
    Michael J. Velotta        Director, Assistant Secretary
    Randy J. Von Fumetti      Director, Senior Vice President & Treasurer
    Carol S. Watson           Director, Senior Vice President, General Counsel,
                                 and Assistant Secretary
    Patricia W. Wilson        Director
    Thomas R. Ashley          Vice President
    David A. Behrens          Vice President
    Thomas J. Berney          Vice President
    John H. Coleman III       Vice President
    Marvin P. Ehly            Vice President
    Kenny L. Gettman          Vice President
    Rodger A. Hergenrader     Vice President
    Thomas S. Holt            Vice President
    Sharyn L. Jensen          Vice President
    Theodore J. Kooser        Vice President
    Gregory C. Sernett        Vice President
    Stanley G. Shelley        Vice President
    Dean M. Way               Vice President
    Patrick A. Weigel         Vice President

Item 26.  Persons Controlled by or under Common Control with Depositor or
-------------------------------------------------------------------------
Registrant
----------
    See 10-K Commission File #1-11840, The Allstate Corporation

Item 27.  Number of Contract Owners
-----------------------------------
    As of January 29, 1998, the Registrant has 5,612 qualified contract owners and 4,050 non-qualified contract owners.

Item 28.  Indemnification
-------------------------
    The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

    The by-laws of Lincoln Benefit Financial Services, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

    Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter
-------------------------------

    Lincoln Benefit Financial Services, Inc. serves as distributor for the Registrant. The following are the directors and officers of Lincoln Benefit Financial Services, Inc. Their principal business address is 206 South 13th Street, Lincoln, Nebraska 68508.

    Name                      Position with Distributor
    ----                      -------------------------

    B. Eugene Wraith          Chairman of the Board of Directors
    Carol S. Watson           Director and President
    Janet P. Anderbery        Vice President & Controller
    David A. Behrens          Vice President
    Rick W. Small             Chief Compliance Officer
    William F. Krueger        Director and Vice President
    Roger J. Lovretich        Director
    John J. Morris            Director, Vice President and Secretary
    Douglas F. Gaer           Director
    Robert E. Rich            Director
    Gregory C. Sernett        Vice President and General Counsel
    Randy J. Von Fumetti      Director

    The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                Net Underwriting

                            Discounts   Compensation
Name of                        and           on        Brokerage
Principal Underwriter      Commissions   Redemption   Commissions  Compensation
-------------------------  -----------  ------------  -----------  ------------

Lincoln Benefit Financial                             $16,468,765
  Services, Inc.


Item 30.  Location of Accounts and Records
------------------------------------------

    The Depositor, Lincoln Benefit Life Company, is located at 206 South 13th Street, Lincoln, Nebraska 68508.

    The Distributor, Lincoln Benefit Financial Services, Inc., is located at 134 South 13th Street, Lincoln, Nebraska 68508.

    Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 31.  Management Services
-----------------------------

    None.

Item 32.  Undertakings
----------------------

    Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Representations
---------------

    The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

Section 26(e) Representations
-----------------------------

    The Company further represents that fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 2nd day of February, 1998.

                              LINCOLN BENEFIT LIFE VARIABLE
                                     ANNUITY ACCOUNT
                                       (Registrant)

                              By: LINCOLN BENEFIT LIFE COMPANY
                                        (Depositor)


                              By:  /s/B. Eugene Wraith
                                  --------------------
                                  B. Eugene Wraith, President
                                  and Chief Operating Officer


    As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

    SIGNATURE                  TITLE                         DATE
    ---------                  -----                         ----


/s/B. Eugene Wraith       President, Chief Operating     February 2, 1998
-----------------------   Officer and Director
B. Eugene Wraith          (Principal Executive Officer)



/s/Robert E. Rich         Executive Vice President       February 2, 1998
-----------------------   and Director
Robert E. Rich



/s/Randy J. Von Fumetti   Senior Vice President          February 2, 1998
-----------------------   Treasurer & Director
Randy J. Von Fumetti      (Principal Financial Officer)



/s/Janet P. Anderbery     Vice President and             February 2, 1998
-----------------------   Controller (Principal
Janet P. Anderbery        Accounting Officer)

    SIGNATURE                 TITLE                           DATE
    ---------                 -----                           ----

                              Director
---------------------
Peter H. Heckman



/s/William F. Krueger         Director                  February 2, 1998
---------------------
William F. Krueger


/s/Roger J. Lovretich         Director                  February 2, 1998
---------------------
Roger J. Lovretich


                              Director
---------------------
Louis G. Lower, II


/s/John J. Morris             Director                  February 2, 1998
---------------------
John J. Morris


/s/Douglas F. Gaer            Director                  February 2, 1998
---------------------
Douglas F. Gaer


                              Director
---------------------
Kevin Slawin


                              Director
---------------------
Michael J. Velotta


/s/Carol S. Watson            Director                  February 2, 1998
---------------------
Carol S. Watson


                              Director
---------------------
Patricia W. Wilson

                Index to Exhibit


Exhibit No.            Description
-----------            ------------------------
     5                 Application For Contract
     8(g)              Participation Agreement-
                          Alger American Funds